10. Convertible Note Payable (Details - Amortization expense, interest expense and accrued interest) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Interest Expense	$ 34,945		$ 15,641
Accrued Interest Balance	46,011		15,641
Amortization of Debt Discount	103,266	$ 0	51,343	$ 0
Convertible Note 1 [Member]
Interest Expense	1,015		3,217
Accrued Interest Balance	0		3,217
Amortization of Debt Discount	18,870		14,526
Convertible Note 2 [Member]
Interest Expense	8,343		5,956
Accrued Interest Balance	13,958		5,956
Amortization of Debt Discount	33,352		20,732
Convertible Note 3 [Member]
Interest Expense	2,487		1,590
Accrued Interest Balance	4,077		1,590
Amortization of Debt Discount	8,335		4,872
Convertible Note 4 [Member]
Interest Expense	2,487		1,237
Accrued Interest Balance	3,723		1,237
Amortization of Debt Discount	5,955		3,631
Convertible Note 5 [Member]
Interest Expense	7,380		2,581
Accrued Interest Balance	9,961		2,581
Amortization of Debt Discount	15,408		4,825
Convertible Note 6 [Member]
Interest Expense	3,129		701
Accrued Interest Balance	3,829		701
Amortization of Debt Discount	8,186		1,269
Convertible Note 7 [Member]
Interest Expense	3,129		359
Accrued Interest Balance	3,488		359
Amortization of Debt Discount	$ 9,774		$ 1,488